REVENUES (Notes)	6 Months Ended
Jun. 30, 2020
Revenue [abstract]
REVENUES
 REVENUES

(a)	Revenue by type
The table below summarizes the partnership’s segment revenue by type of revenue for the three and six months ended June 30, 2020:

	Three Months Ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenue by type
Revenue from contracts with customers	$3,836	$968	$2,196	$—	$7,000
Other revenue	217	152	1	—	370
Total revenue	$4,053	$1,120	$2,197	$—	$7,370

	Six Months Ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenue by type
Revenue from contracts with customers	$10,176	$1,970	$4,641	$—	$16,787
Other revenue	406	320	3	—	729
Total revenue	$10,582	$2,290	$4,644	$—	$17,516

The table below summarizes the partnership’s segment revenue by type of revenue for the three and six months ended June 30, 2019:

	Three Months Ended June 30, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenue by type
Revenue from contracts with customers	$7,341	$959	$2,265	$—	$10,565
Other revenue	4	146	2	—	152
Total revenue	$7,345	$1,105	$2,267	$—	$10,717

	Six Months Ended June 30, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenue by type
Revenue from contracts with customers	$14,262	$2,090	$3,239	$—	$19,591
Other revenue	18	304	5	—	327
Total revenue	$14,280	$2,394	$3,244	$—	$19,918

(b)	Timing of recognition of revenue from contracts with customers
The table below summarizes the partnership’s segment revenue by timing of revenue recognition for the total revenue from contracts with customers for the three and six months ended June 30, 2020:

	Three Months Ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$2,863	$367	$2,159	$—	$5,389
Services transferred over a period of time	973	601	37	—	1,611
Total revenue from contracts with customers	$3,836	$968	$2,196	$—	$7,000

	Six Months Ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$8,199	$762	$4,564	$—	$13,525
Services transferred over a period of time	1,977	1,208	77	—	3,262
Total revenue from contracts with customers	$10,176	$1,970	$4,641	$—	$16,787

The table below summarizes the partnership’s segment revenue by timing of revenue recognition for the total revenue from contracts with customers for the three and six months ended June 30, 2019:

	Three Months Ended June 30, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$5,839	$288	$2,205	$—	$8,332
Services transferred over a period of time	1,502	671	60	—	2,233
Total revenue from contracts with customers	$7,341	$959	$2,265	$—	$10,565

	Six Months Ended June 30, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$11,139	$713	$3,128	$—	$14,980
Services transferred over a period of time	3,123	1,377	111	—	4,611
Total revenue from contracts with customers	$14,262	$2,090	$3,239	$—	$19,591